Breakdown of expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary Of Depreciation, Amortization And Impairments

(in €‘000)	2023	2022	2021
Included in cost of sales:
Depreciation of property, plant and equipment	20,090	16,542	5,417
Impairments of property, plant and equipment	510	701	354
Reversal of impairments of property, plant and equipment	(635)	(679)	(381)
Amortization of intangible assets	2,517	2,883	2,623
Depreciation of right-of-use assets	2,474	886	141
Included in selling and distribution expenses:
Depreciation of right-of-use assets	114	148	92
Amortization of customer relationships	395	231	—
Included in general and administrative expenses:
Depreciation of property, plant and equipment	257	185	206
Depreciation of right-of-use assets	5,949	5,676	3,175
Amortization of intangible assets	723	577	97
Total	32,394	27,150	11,724

Summary Of Employee Benefits

(in €‘000)	2023	2022	2021
Included in selling and distribution expenses:
Wages and salaries	991	1,195	1,527
Social security costs	150	127	178
Pension costs	90	139	144
Termination benefits	—	194	11
Other employee costs	5	(5)	34
Contingent workers	—	—	4
Subtotal	1,236	1,650	1,898
Included in general and administrative expenses:
Wages and salaries	17,157	14,968	9,951
Social security costs	2,674	1,980	1,262
Pension costs	1,664	1,553	1,025
Termination benefits	265	222	42
Share-based payment expenses	14,512	41,230	89,636
Other employee costs	472	283	219
Contingent workers	6,052	4,853	3,358
Capitalized hours	—	—	(468)
Subtotal	42,796	65,089	105,025
Total	44,032	66,739	106,923

Summary Of Financial Position And The Movements In The Jubilee Provision
The next table provides a summary of the changes in the defined benefit obligations in France.

(in €‘000)	2023	2022
Defined benefit pension provision - Opening	449	—
Current service cost	69	30
Interest cost	20	6
Total amount recognized in the consolidated statement of profit or loss	89	36
Remeasurement:
(Gain)/loss from change in financial assumptions	7	(19)
(Gain)/loss from change in demographic assumptions	8	—
Experience (gain)/loss	(7)	46
Total amount recognized in the consolidated statement of other comprehensive income	8	27
Acquisition	—	386
Benefit payments from plans	(9)	—
Defined benefit provision - Closing	537	449
The amounts recorded in the consolidated statement of financial position and the movements in the jubilee provision over all reporting periods presented, are as follows:

(in €‘000)	2023	2022
Jubilee provision – Opening	26	73
Current service cost	5	11
Interest cost	1	—
Remeasurements	3	(58)
Total amount recognized in the consolidated statement of profit or loss	9	(47)
Benefit payments	—	—
Jubilee provision – Closing	35	26

Summary Of Sensitivity Analysis
The principal actuarial assumptions at the reporting dates are:

(in %)	2023	2022
Discount rate	3.1% - 3.2%	2.5% - 3.7%
Wage inflation	3.0%	2.5%
Turnover	5.3% - 20.1%	5.6% - 16.8%
The calculation of the defined benefit obligation is sensitive to, amongst others, the discount rate, rate of inflation and changes in life expectancy. In 2023, the sensitivity analysis was as follows:

(In %)	-0.5%	+0.5%
Discount rate	5.5%	(5.0)%
Salary increases	(5.0)%	5.4%
Turnover rates	1.1%	(1.1)%